INCOME TAXES - Differences in Tax Rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Composite income tax rate	27.00%	27.00%	27.00%
Increase (reduction) in rate resulting from:
Portion of gains subject to different tax rates	(31.00%)	(12.00%)	7.00%
International operations subject to different tax rates	(14.00%)	0.00%	(26.00%)
Taxable income attributable to non-controlling interests	(7.00%)	(20.00%)	12.00%
Recognition of deferred tax assets	(64.00%)	(9.00%)	570.00%
Non-recognition of the benefit of current year’s tax losses	21.00%	3.00%	(142.00%)
Change in tax rates and imposition of new legislation	0.00%	0.00%	62.00%
Non-deductible expenses and other	18.00%	10.00%	(106.00%)
Effective income tax rate	(50.00%)	(1.00%)	404.00%